PROVISIONS	12 Months Ended
Mar. 31, 2021
PROVISIONS
PROVISIONS

21.PROVISIONS

	Year ended	Year ended
	March 31, 2021	March 31, 2020
Balance, beginning of the period	$1,529	$6,616
Provisions recorded this year	3,870	6,206
Provisions utilized this year	(1,388)	(1,563)
Foreign exchange impact	2,775	(9,730)
Balance, end of the period	$6,786	$1,529